Accrued Expenses (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses

	March 31, 2019	September 30, 2018
License fees	$—	$65,000
Legal services	456,777	833,470
Accrued issuance costs	277,338	204,000
Accrued payroll	321,361	276,639
Advances	2,977	—
Other	154,821	211,913
	$1,213,274	$1,591,022

	2018	2017
Accrued license fees	$65,000	$120,000
Legal costs	833,470	553,037
Accrued issuance costs	204,000	28,083
Accrued payroll	276,639	223,195
Advances	—	50,000
Other	211,913	47,302
	$1,591,022	$1,021,617